Goodwill - Summary of Goodwill (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Total	$ 16,577,250	$ 16,577,250
Recycomb S.A.U. [member]
Disclosure of information for cash-generating units [line items]
Total	$ 16,577,250	$ 16,577,250